Cryptocurrency - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Cryptocurrency
Beginning balance	¥ 20,310
Revenue recognized on acceptance of cryptocurrency	238,596	$ 34,593	¥ 21,688
Cost recognized on payment of cryptocurrency	56,877	8,246
Proceeds from disposal of cryptocurrency	(64,806)	(9,396)
Realised gain on sale of cryptocurrency	(1,167)	(169)
Impairment of indefinitely lived intangible assets	52,959	$ 7,678
Ending balance	87,273		20,310
Cryptocurrency
Cryptocurrency
Beginning balance	20,310
Revenue recognized on acceptance of cryptocurrency	238,596		21,688
Cost recognized on payment of cryptocurrency	(56,877)
Proceeds from disposal of cryptocurrency	(64,806)
Realised gain on sale of cryptocurrency	(1,167)
Impairment of indefinitely lived intangible assets	(52,959)		(1,061)
Foreign currency translation adjustment	4,176		(317)
Ending balance	¥ 87,273		¥ 20,310